Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	265	$6,095
Omnicom Group Inc.	145	11,604
Trade Desk Inc. (The), Class A(a)	25	5,537

		23,236

Aerospace & Defense — 0.1%
Raytheon Co.	30	5,328

Auto Parts & Equipment — 0.0%
Lear Corp.	15	2,145

Banks — 0.5%
JPMorgan Chase & Co.	299	34,699

Biotechnology — 0.0%
Incyte Corp.(a)	50	3,840

Commercial Services — 4.9%
2U Inc.(a)	35	2,118
Automatic Data Processing Inc.	280	46,029
Booz Allen Hamilton Holding Corp.	75	4,447
Chegg Inc.(a)	104	3,708
CoreLogic Inc.(a)	45	1,827
CoStar Group Inc.(a)	20	9,925
Equifax Inc.	70	8,817
Euronet Worldwide Inc.(a)	25	3,747
FleetCor Technologies Inc.(a)	50	13,047
Gartner Inc.(a)	80	12,718
Global Payments Inc.	95	13,877
IHS Markit Ltd.(a)	226	12,941
Korn Ferry	40	1,881
LiveRamp Holdings Inc.(a)	52	3,033
ManpowerGroup Inc.	35	3,361
MarketAxess Holdings Inc.	20	5,567
Moody’s Corp.	65	12,780
Nielsen Holdings PLC	168	4,289
PayPal Holdings Inc.(a)	814	91,795
Robert Half International Inc.	55	3,415
S&P Global Inc.	120	26,479
Sabre Corp.	155	3,218
Square Inc., Class A(a)	205	14,928
Total System Services Inc.	85	8,690
TransUnion	120	8,358
Verisk Analytics Inc.	75	10,585
WEX Inc.(a)	20	4,206
Worldpay Inc., Class A(a)	190	22,270

		358,056

Computers — 14.5%
Accenture PLC, Class A	528	96,450
Apple Inc.	3,133	628,699
Cognizant Technology Solutions Corp., Class A	500	36,480
Conduent Inc.(a)	125	1,604
Dell Technologies Inc., Class C(a)	126	8,494
DXC Technology Co.	280	18,407
EPAM Systems Inc.(a)	40	7,174
Fortinet Inc.(a)	160	14,947
Genpact Ltd.	115	4,175
Hewlett Packard Enterprise Co.	1,529	24,173
HP Inc.	970	19,351
International Business Machines Corp.	1,006	141,112

Security	Shares	Value

Computers (continued)
Lumentum Holdings Inc.(a)	30	$1,859
NCR Corp.(a)	80	2,316
NetApp Inc.	300	21,855
NetScout Systems Inc.(a)	85	2,499
Nutanix Inc., Class A(a)	110	4,751
Perspecta Inc.	154	3,554
Pure Storage Inc., Class A(a)	110	2,515
Qualys Inc.(a)	40	3,610
Seagate Technology PLC	180	8,698
Western Digital Corp.	240	12,269

		1,064,992

Distribution & Wholesale — 0.1%
Copart Inc.(a)	60	4,039
KAR Auction Services Inc.	45	2,542

		6,581

Diversified Financial Services — 6.3%
Alliance Data Systems Corp.	25	4,003
Cboe Global Markets Inc.	50	5,081
CME Group Inc.	150	26,835
Deluxe Corp.	35	1,565
Discover Financial Services	40	3,260
Interactive Brokers Group Inc., Class A	30	1,627
Intercontinental Exchange Inc.	290	23,591
Mastercard Inc., Class A	634	161,188
Nasdaq Inc.	55	5,071
SEI Investments Co.	60	3,267
TD Ameritrade Holding Corp.	105	5,521
Visa Inc., Class A	1,315	216,225
Western Union Co. (The)	195	3,791

		461,025

Electronics — 0.7%
Agilent Technologies Inc.	100	7,850
Arrow Electronics Inc.(a)	40	3,380
Avnet Inc.	75	3,646
Coherent Inc.(a)	10	1,480
Garmin Ltd.	46	3,944
Jabil Inc.	75	2,266
Keysight Technologies Inc.(a)	105	9,138
Mettler-Toledo International Inc.(a)	5	3,726
National Instruments Corp.	95	4,474
SYNNEX Corp.	20	2,158
Tech Data Corp.(a)	30	3,198
Trimble Inc.(a)	130	5,307

		50,567

Health Care – Products — 0.2%
Align Technology Inc.(a)	35	11,364

Health Care – Services — 0.1%
IQVIA Holdings Inc.(a)	55	7,639

Insurance — 0.5%
Aon PLC	84	15,132
Marsh & McLennan Companies Inc.	135	12,729
Willis Towers Watson PLC	61	11,245

		39,106

Internet — 26.6%
Alphabet Inc., Class A(a)	274	328,515
Alphabet Inc., Class C, NVS(a)	280	332,774
Amazon.com Inc.(a)	294	566,397

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Booking Holdings Inc.(a)	25	$46,375
CDW Corp./DE	110	11,616
eBay Inc.	808	31,310
Etsy Inc.(a)	49	3,309
Expedia Group Inc.	65	8,440
F5 Networks Inc.(a)	65	10,198
Facebook Inc., Class A(a)	2,043	395,116
FireEye Inc.(a)	155	2,483
GoDaddy Inc., Class A(a)	115	9,372
GrubHub Inc.(a)	45	3,006
IAC/InterActiveCorp.(a)	45	10,118
MercadoLibre Inc.(a)	30	14,524
Netflix Inc.(a)	140	51,876
Okta Inc.(a)	85	8,843
Palo Alto Networks Inc.(a)	100	24,883
Proofpoint Inc.(a)	55	6,898
RingCentral Inc., Class A(a)	55	6,400
Snap Inc., Class A, NVS(a)	335	3,732
Stamps.com Inc.(a)	15	1,287
Symantec Corp.	495	11,984
TripAdvisor Inc.(a)	60	3,194
Twitter Inc.(a)	576	22,988
VeriSign Inc.(a)	70	13,821
Wayfair Inc., Class A(a)	30	4,865
Yelp Inc.(a)	60	2,404
Zendesk Inc.(a)	85	7,461
Zillow Group Inc., Class A(a)	35	1,162
Zillow Group Inc., Class C, NVS(a)(b)	70	2,338
Zscaler Inc.(a)	70	4,782

		1,952,471

Machinery — 0.2%
Cognex Corp.	100	5,043
Rockwell Automation Inc.	20	3,614
Roper Technologies Inc.	20	7,194

		15,851

Media — 0.1%
FactSet Research Systems Inc.	25	6,897

Office & Business Equipment — 0.2%
Xerox Corp.	140	4,670
Zebra Technologies Corp., Class A(a)	40	8,446

		13,116

Pharmaceuticals — 0.1%
Zoetis Inc.	45	4,583

Real Estate — 0.0%
Jones Lang LaSalle Inc.	20	3,091

Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	26	3,060
Equinix Inc.	40	18,188
Iron Mountain Inc.	135	4,385

		25,633

Retail — 0.1%
Best Buy Co. Inc.	70	5,209

Semiconductors — 9.4%
Advanced Micro Devices Inc.(a)	770	21,275
Analog Devices Inc.	185	21,504
Applied Materials Inc.	510	22,476

Security	Shares	Value

Semiconductors (continued)
Broadcom Inc.	241	$76,735
Cypress Semiconductor Corp.	270	4,639
Intel Corp.	2,531	129,182
IPG Photonics Corp.(a)	10	1,747
KLA-Tencor Corp.	100	12,748
Lam Research Corp.	80	16,594
Marvell Technology Group Ltd.	306	7,656
Maxim Integrated Products Inc.	205	12,300
Microchip Technology Inc.	160	15,982
Micron Technology Inc.(a)	838	35,246
Monolithic Power Systems Inc.	30	4,671
NVIDIA Corp.	585	105,885
ON Semiconductor Corp.(a)	230	5,304
Qorvo Inc.(a)	70	5,293
QUALCOMM Inc.	884	76,139
Silicon Laboratories Inc.(a)	35	3,768
Skyworks Solutions Inc.	120	10,582
Teradyne Inc.	115	5,635
Texas Instruments Inc.	576	67,870
Xilinx Inc.	210	25,230

		688,461

Software — 29.2%
ACI Worldwide Inc.(a)	100	3,552
Activision Blizzard Inc.	355	17,115
Adobe Inc.(a)	490	141,733
Akamai Technologies Inc.(a)	150	12,009
Alteryx Inc., Class A(a)	50	4,432
ANSYS Inc.(a)	70	13,706
Aspen Technology Inc.(a)	50	6,096
Autodesk Inc.(a)	185	32,969
Black Knight Inc.(a)	70	3,949
Blackbaud Inc.	45	3,568
Box Inc., Class A(a)	135	2,784
Broadridge Financial Solutions Inc.	70	8,269
Cadence Design Systems Inc.(a)	245	16,998
CDK Global Inc.	95	5,730
Cerner Corp.(a)	145	9,635
Citrix Systems Inc.	140	14,134
Cloudera Inc.(a)	115	1,280
CommVault Systems Inc.(a)	45	2,367
Cornerstone OnDemand Inc.(a)	60	3,279
Coupa Software Inc.(a)	40	4,133
Electronic Arts Inc.(a)	185	17,510
Fair Isaac Corp.(a)	25	6,994
Fidelity National Information Services Inc.	190	22,027
First Data Corp., Class A(a)	275	7,112
Fiserv Inc.(a)	305	26,608
Guidewire Software Inc.(a)	65	6,923
HubSpot Inc.(a)(b)	35	6,457
Intuit Inc.	200	50,212
j2 Global Inc.	35	3,067
Jack Henry & Associates Inc.	60	8,944
Manhattan Associates Inc.(a)(b)	65	4,384
Medidata Solutions Inc.(a)	50	4,517
Microsoft Corp.	7,929	1,035,527
MongoDB Inc.(a)	35	4,932
MSCI Inc.	60	13,523
New Relic Inc.(a)	45	4,736
Nuance Communications Inc.(a)	270	4,544
Oracle Corp.	3,094	171,191

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Paychex Inc.	228	$19,223
Paycom Software Inc.(a)	45	9,114
Pegasystems Inc.	40	3,000
Progress Software Corp.	55	2,509
PTC Inc.(a)	120	10,856
RealPage Inc.(a)	45	2,934
Red Hat Inc.(a)	200	36,506
salesforce.com Inc.(a)	784	129,634
ServiceNow Inc.(a)	195	52,944
Splunk Inc.(a)	155	21,396
SS&C Technologies Holdings Inc.	130	8,796
Synopsys Inc.(a)	140	16,951
Tableau Software Inc., Class A(a)	75	9,136
Take-Two Interactive Software Inc.(a)	65	6,294
Teradata Corp.(a)	120	5,456
Twilio Inc., Class A(a)	65	8,914
Tyler Technologies Inc.(a)	30	6,957
Ultimate Software Group Inc. (The)(a)	30	9,920
Veeva Systems Inc., Class A(a)(b)	110	15,386
Verint Systems Inc.(a)	60	3,623
VMware Inc., Class A	80	16,330
Workday Inc., Class A(a)	160	32,901
Zynga Inc., Class A(a)	545	3,085

		2,138,811

Telecommunications — 4.3%
Arista Networks Inc.(a)	60	18,738
Ciena Corp.(a)	120	4,603
Cisco Systems Inc.	4,660	260,727
CommScope Holding Co. Inc.(a)	80	1,982
Juniper Networks Inc.	355	9,858
LogMeIn Inc.	50	4,120
Motorola Solutions Inc.	80	11,593
Zayo Group Holdings Inc.(a)	85	2,660

		314,281

Security	Shares	Value

Transportation — 0.3%
Expeditors International of Washington Inc.	65	$5,162
FedEx Corp.	25	4,736
United Parcel Service Inc., Class B	116	12,322
XPO Logistics Inc.(a)	20	1,362

		23,582

Total Common Stocks — 99.0% (Cost: $6,250,469)		7,260,564

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	27,174	27,185
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	72,547	72,547

		99,732

Total Short-Term Investments — 1.4% (Cost: $99,729)		99,732

Total Investments in Securities — 100.4% (Cost: $6,350,198)		7,360,296

Other Assets, Less Liabilities — (0.4)%		(26,135)

Net Assets — 100.0%		$7,334,161

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	51,044	(23,870)	27,174	$27,185	$91	(a)	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,533	29,014	72,547	72,547	713		—	—

				$99,732	$804		$(3)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Technology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,260,564	$—	$—	$7,260,564
Money Market Funds	99,732	—	—	99,732

	$7,360,296	$—	$—	$7,360,296

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4